RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Related party, descriptions		On January 31, 2021, JJ Explorer agreed to extend the term of additional 5 years, up January 31, 2026. In return, JJ Explorer would share 50% of the net earnings generated by the Company in the use of its web and mobile application platforms during the cooperation period.
Directors [Member]
Due to related parties	$ 218,840	$ 199,949
Cooperation partnership with JJ Explorer [Member] | Since February 1, 2016 [Member]
Right of use assets, term to develop web and mobile application platforms	5 years
Right of use assets, term to develop web and mobile application platforms, expiration date	Jan. 31, 2021
Related party share in net earnings	50.00%